Issued Capital (Tables)	6 Months Ended
Jun. 30, 2025
Issued Capital [Abstract]
Schedule of Share Capital	(a)Share capital
Company
	June 30,		December 31,
	2025		2024
	Number of shares	US$	Number of shares	US$
Ordinary Shares fully paid	3,446,434	68,862,716	3,431,434	68,844,716

Schedule of Movements in Share Capital	(b)Movements in share capital
	Number of Shares	US$
December 31, 2024 and January 1, 2025	3,431,434	68,844,716
Issuance of shares for services	15,000	18,000
June 30, 2025	3,446,434	68,862,716